Note 51 Liabilities from financing activities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt certificates [Member]
Financing activities liabilities [Line Items]
Liabilities arising from financing activities at beginning of period		€ 55,763	€ 61,780	€ 63,963
Cash flows liabilities from financing activities		(678)	(5,728)	3,003
Non-cash changes liabilities from financing activities		344	(289)	(5,186)
Increase decrease through acquisition financing activities liabilities		0	0	0
Disposal non cash		0	0	0
Disposal entities held for sale	[1]	0	0	(3,160)
Foreign exchange movement		344	(289)	(2,026)
Increase decrease through fair value changes financing activities liabilities			0	0
Liabilities arising from financing activities at end of period		55,429	55,763	61,780
Subordinated liabilities [Member]
Financing activities liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	[2]	14,794	17,248	17,675
Cash flows liabilities from financing activities	[2]	(1,945)	(1,941)	(8)
Non-cash changes liabilities from financing activities	[2]	(364)	(513)	(419)
Increase decrease through acquisition financing activities liabilities	[2]	0	0	0
Disposal non cash	[2]	0	(772)	0
Disposal entities held for sale	[1],[2]	0	0	0
Foreign exchange movement	[2]	(364)	259	(419)
Increase decrease through fair value changes financing activities liabilities	[2]		0	0
Liabilities arising from financing activities at end of period	[2]	€ 12,485	€ 14,794	€ 17,248

[1]	(2) Includes mainly the balance of the USA Sale perimeter (see Notes 3 and 21).
[2]	(1) There were €24, €14 and €12 million of subordinated deposits as of December 31, 2022, 2021 and 2020, respectively (see Note 22.4 and Appendix VI). In addition, there were coupon payments on subordinated liabilities for €313, €359 and €387 million in 2022, 2021 and 2020, respectively. The subordinated issuances of BBVA Paraguay and of the USA Sale perimeter as of December 31, 2020 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance and amounted to €37 and €735 million, respectively.